Net Operating Loss Carryforwards available to Offset Future Taxable Income (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Operating Loss Carryforwards [Line Items]
Amount	$ 59,557
Hong Kong
Operating Loss Carryforwards [Line Items]
Amount	$ 16,198
Expiring year	Indefinite
Taiwan
Operating Loss Carryforwards [Line Items]
Amount	$ 43,359
Taiwan | Earliest Tax Year
Operating Loss Carryforwards [Line Items]
Expiring year	2022
Taiwan | Latest Tax Year
Operating Loss Carryforwards [Line Items]
Expiring year	2031